(ICON)

Prudential
Government
Income
Fund, Inc.

ANNUAL
REPORT

Feb. 28, 1997
(LOGO)

Prudential Government Income Fund, Inc.

Performance At A Glance.

Stronger than expected economic growth pushed interest rates higher and bond prices lower over the last 12 months, enhancing investors' income but crimping their total returns. The Prudential Government Income Fund produced a positive return for the year ended February 28, 1997, although it was below the average
U.S. government bond fund tracked by Lipper Analytical Services. That's because we held bonds with slightly longer maturities while interest rates were rising.

Cumulative Total Returns1
As of 2/28/97

                             One         Five        Ten
Since
                             Year        Years      Years
Inception2

      Class A                 3.7%        36.1%       N/A
68.9%
      Class B                 3.1         31.3       86.5%
140.0
      Class C                 3.2          N/A        N/A
18.4
      Class Z                 N/A          N/A        N/A
1.7
Lipper General U.S.
Government Bond Avg.3         3.9         35.1       92.8
***


Average Annual Total Returns1
As of 3/31/97
                         One               Five
Ten                Since
                         Year              Years
Years             Inception2
     Class A               -0.7%             5.4%
N/A               6.8%
     Class B               -2.4              5.3
6.4%              7.5
     Class C                1.7              N/A
N/A               5.9

 Dividends &
   Yields
Dividends & Yields
As of 2/28/97

                        Total Dividends             30-Day
                        Paid for 12 Mos.           SEC Yield
     Class A                $0.60                  5.92%
     Class B                $0.54                  5.49
     Class C                $0.54                  5.57
     Class Z                $0.61                  6.32

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Mutual Fund Management and Lipper Analytical Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 4% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares automatically convert to Class A shares on a quarterly basis, after approximately seven years. Class Z shares have no service or 12b-1 fee. Since
Class Z shares have been in existence less than a year, no average annual returns are presented.

2Inception dates: 1/22/90 Class A; 4/22/85 Class B; 8/1/94
Class C; 3/4/96
Class Z.

3The Lipper General U.S. Government Bond Average includes
171 funds for one
year; 73 funds for five years; and 41 funds for 10 years.

***The Lipper Since Inception category return for Class A shares is 67.8%, which includes 63 funds; for Class B shares is 156.7% which includes 20 funds;
for Class C shares is 18.4% for 138 funds and for Class Z shares is 4.8% for
173 funds.

    How Investments Compared.
         (As of 2/28/97)
             (CHART)

  U.S.     General       General       Taxable
Growth      Bond        Muni Debt       Money
 Funds     Funds          Funds        Mkt Funds

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different
-- we provide 12-
month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Taxable Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Barbara L. Kenworthy, Fund Manager
Portfolio
Manager's Report
(PHOTO)

The Prudential Government Income Fund is designed for investors who want high current return, primarily from bonds issued or guaranteed by the U.S.
government or its agencies. At least 65% of the Fund's total assets are invested in U.S. government securities. There can be no assurance that the
Fund's objective will be achieved.

Overview.
Barbara Kenworthy actively trades between the different government bond sectors and maturities, seeking superior yields and capital appreciation potential wherever those opportunities may exist.

Strategy Session.

Fast Growth, High Rates.
After delivering remarkable, double-digit returns in 1995, bonds slipped and slid in 1996 when interest rates rose and bond prices fell. The first two months of 1997 didn't bring any improvement. Bond investors were troubled by faster economic growth, which increased the demand for money, pushing interest rates higher. The U.S. economy in 1996 grew more than twice as fast as it did in 1995, and that continued into early 1997. Many economists now think that growth may top 3% for the second consecutive quarter for the first time since
1994. Underscoring these concerns, the Federal Reserve raised the overnight bank lending rate by a quarter of percentage point to 5.5% on March 25, and shortly thereafter the yield on the 30-year U.S. government bond rose above 7% for the first time in six months.

As interest rates rise, bond prices fall. We sold bonds generally in the 10- to 12-year maturity range, which had provided relatively attractive returns.
The proceeds were left in cash equivalent holdings to provide a cushion to the portfolio until market conditions offered better value. We also bought mortgages and sold some U. S. Treasurys, looking for higher yields and better total return. During the 12 months ended February 28, 1997, our assets in mortgages rose to 45% from 39%, while our holdings in U.S. Treasurys fell to
34% from 41%. Our position in government agency debt climbed to 19% from 14%.

This Fund is generally managed with an intermediate average maturity. When interest rates fall, we tend to hold both shorter- and longer-term bonds
(because the prices of longer-term bonds rise more rapidly when interest rates fall, and can outperform shorter maturities, at times, even in a rising rate environment). When interest rates rise, we will generally hold more intermediate term bonds. Over the 12 months, our duration fell to 5.6 years from 5.9 years (and have since shortened closer to 5.3 years). Duration is a measure of the Fund's sensitivity to interest rate changes.
Generally, the
lower the duration, the smaller the price change when interest rates rise.

     Portfolio Breakdown.
Expressed as a percentage of
total investments as of 2/28/97.
         (PIE CHART)

What Went Well.

Cashing In On Callables.
Some investors don't like callable bonds because the issuer can redeem before maturity, thus depriving the investor of the future streams of interest payments on the bond. But callable bonds typically offer above-market yields to compensate for this risk that they might mature early, and that can be attractive. Over the last 12 months, we noticed that some bonds sold by the
Federal National Mortgage Association (Fannie Mae) and the
Federal Home Loan
Mortgage Corporation (Freddie Mac) were offering much higher yields than similar maturity U.S. Treasurys. So we purchased them. During times when interest rates were volatile over the past 12 months, the higher yields of these bonds provided a measure of price stability, and, as other buyers noticed how attractive these bonds were, their prices rose, so we sold some.

Boosting Small Business.
We started buying Small Business Administration (SBA) securities more than a year ago, and we're glad we did. These securities are called certificates of participation, and represent interests in loans guaranteed by the federal govern-ment. So what makes these securities such a good investment? They are not likely to be prepaid early, like mortgage-backed securities. (An SBA borrower who repays early can never borrow again from the agency. And since the SBA offers loans at attractive interest rates, that's not a privilege taken lightly.) So these securities are more likely than mortgages to hold their value even if interest rates rise. Apparently other investors are discovering the value of these securities, because they have appreciated in comparison with U.S. Treasurys during the time we've owned them.

And Not So Well.

Duration.
One method we use to manage the risk of sudden changes in interest rates is to modify our duration, a measure of our Fund's sensitivity to interest rate changes. Our Fund holds an intermediate duration, generally varying from 5.5 to 6 years. When we are concerned that interest rates might rise, we lower duration to better protect your assets.

We had two fairly quick run-ups in interest rates over the past 12 months, and in both cases, we wish we had a shorter duration. Last winter, our duration was long because it looked like the nation's economy was teetering on the verge of a recession. As it turned out, the weakness was only the result of abominable weather in the Northeast and several government shutdowns. This
February, as we were preparing to shorten duration, signs of economic growth escalated sooner than we anticipated.

We ended the 12 months with duration lower, at 5.6 years from 5.9 years, but would have liked to have been even shorter.

Looking Ahead.
As this report was being prepared, the Federal Reserve voted in late March to raise the overnight bank lending rate for the first time in two years. The increase was a quarter of a percentage point, bringing the rate to 5.5%.

We expect short-term interest rates will continue to rise and intermediate- and long-term rates should rise less. In this type of an environment, there are usually opportunities in certain select maturities that become undervalued.
We'll be looking for these situations. We'll just have to be nimble, maintaining a smaller than normal position in U.S. Treasurys, and a larger than usual weighting in securities with higher interest rates -- mortgages and agencies.

Five Largest
Issuers.

5.7%             U.S. Treasury Note
                 6.125%, 12/31/01
5.5%             U.S. Treasury Bond
                 10.625%, 8/15/05
5.3%             U.S. Treasury Bond
                 12.50%, 8/15/14
4.7%             FHLMC
                 8%, 1/1/23-9/1/24
4.3%             GNMA
                 7%, 2/15/09-11/15/24

Expressed as a percentage of total net assets as of 2/28/97.
------------------------------------------------------------
-------------------
                                1

President's Letter
April 10, 1997

                         We're On Your Side.
Dear Shareholder:

The first three months of the year were not good ones for most U.S. stock and bond investors. The Dow Jones Industrial Average was down considerably from its record high set in mid-March, and long-term interest rates were at their highest levels in six months. Not surprisingly, in the first quarter of 1997 the average stock and bond mutual fund had negative returns (for stock funds, it was the first time since 1994).

The reasons behind the recent market decline have been well-publicized -- higher interest rates and inflationary pressures. And while we are watching market developments closely, we are also very concerned about you and how you're dealing with events. We realize that staying the course toward your long-term investment goals isn't easy during such times of uncertainty. Here are a few thoughts that may help --

- Keep Your Expectations Realistic. The best investors know that financial markets rise and fall -- and so too, will the value of their investments.
   Over time, however, stocks have been shown to produce very attractive returns that were well ahead of inflation.

- Remember Your Time Horizon. If your investment goals are long term (several years or more), so should your time horizon. During this period, it's not unusual for stocks and bonds to experience several periods of market uncertainty.

-  We're On Your Side. Your Prudential Securities Financial
Advisor or
Prudential Registered Representative can help you understand what's happening in the financial markets. They can assist you in making informed decisions based upon a thorough knowledge of your financial needs and long-term goals.
Call him or her today.

Thank you for your continued confidence in Prudential mutual funds. We'll do everything we can to keep you informed and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities
------------------------------------------------------------
-------------------
                                2

Portfolio of Investments as of
February 28, 1997                  PRUDENTIAL GOVERNMENT
INCOME FUND, INC.
------------------------------------------------------------
------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--97.8%
------------------------------------------------------------
U.S. Government Agency Mortgage Pass-Throughs--42.1%
             Federal Home Loan Mortgage Corp.,
  $36,702    7.50%, 2/01/22 - 4/01/25             $
36,742,243
   64,937    8.00%, 1/01/23 - 9/01/24
66,276,202
    5,306    8.50%, 6/01/07 - 4/01/20
5,569,039
    2,376    11.50%, 10/01/19
2,685,825
             Federal National Mortgage Assoc.,
   24,360    6.50%, 5/01/11 - 6/01/24
23,199,612
   52,641    7.00%, 7/01/03 - 9/01/26
51,349,346
   31,894    7.125%, 2/01/07
32,138,188
   33,420    7.50%, 4/01/07 - 10/01/26
33,843,281
   44,663    8.00%, 5/01/25 - 4/01/26
45,481,780
   42,106    8.50%, 6/01/17 - 3/01/25
44,109,198
   10,671    9.00%, 8/01/24 - 4/01/25
11,233,511
    2,223    9.50%, 10/01/19 - 3/01/25
2,412,456
             Government National Mortgage
                Assoc.,
   28,012    6.50%, 12/15/23 - 5/15/24
26,851,741
   61,784Pound 7.00%, 2/15/09 - 11/15/24
60,518,539
   57,924    7.50%, 5/15/02 - 3/15/26
58,004,062
   37,762    8.00%, 7/15/16 - 3/15/24
39,041,320
   21,729    9.00%, 4/15/01 - 7/15/21
22,781,649
   20,458    9.50%, 10/15/09 - 12/15/17
22,274,310
             Government National Mortgage Assoc. II,
    3,857    9.50%, 5/20/18 - 8/20/21
4,143,448
                                                  ----------
----
             Total U.S. Government Agency
                Mortgage Pass-Throughs
                (cost $572,955,507)
588,655,750
------------------------------------------------------------
U.S. Government Obligations--33.6%
             United States Treasury Bonds,
   26,825    6.00%, 2/15/26
23,807,187
   20,000    6.50%, 11/15/26
19,081,200
   20,000    6.625%, 2/15/27
19,531,200
    3,000D   7.625%, 2/15/25
3,258,270
      750    9.00%, 11/15/18
922,028
   20,000    10.375%, 11/15/09
24,421,800
    1,860    12.00%, 8/15/13
2,623,474
             United States Treasury Bonds,
  $50,000D   12.50%, 8/15/14                      $
73,656,000
   20,000D   12.75%, 11/15/10
27,931,200
   25,000D   13.25%, 5/15/14
38,230,500
   55,000    10.625%, 8/15/15
76,321,300
   40,000D   12.375%, 5/15/04
53,262,400
             United States Treasury Notes,
   80,475DD  6.125%, 12/31/01
79,544,709
   15,000    6.50%, 5/31/01
15,065,550
    4,100    6.875%, 7/31/99
4,162,771
    1,770    7.25%, 8/15/04
1,843,561
    5,000    8.875%, 5/15/00
5,378,100
             United States Treasury Strips,
      800    Zero Coupon, 8/15/08
370,848
      700    Zero Coupon, 8/15/11
260,540
      500    Zero Coupon, 11/15/11
182,870
                                                  ----------
----
             Total U.S. Government Obligations
                (cost $479,879,617)
469,855,508
------------------------------------------------------------
U.S. Government Agency Securities--11.9%
             Federal Home Loan Bank,
    1,000    6.78%, 7/24/02
988,280
             Federal National Mortgage Assoc.,
   15,500    6.15%, 12/14/01
15,160,860
             Small Business Administration
                Participation Certificate,
   20,755    Series 1995-20B, 8.15%, 2/01/15
21,900,372
   35,000    Series 1996-20H, 7.25%, 8/01/16
35,304,500
   20,000    Series 1996-20K, 6.95%, 11/01/16
19,692,000
   24,744    Series 1995-20L, 6.45%, 12/01/15
23,166,376
             Tennessee Valley Authority,
      600    Series 1993-D, 7.25%, 7/15/43
567,522
   30,000    Series 1995-B, 6.235%, 7/15/45
29,787,900
   20,000    Series 1996-A, 5.98%, 4/01/36
20,250,000
                                                  ----------
----
             Total U.S. Government Agency
                Securities (cost $169,125,598)
166,817,810

------------------------------------------------------------
-------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of
February 28, 1997                  PRUDENTIAL GOVERNMENT
INCOME FUND, INC.
------------------------------------------------------------
------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
U.S. Government Agency - Stripped Securities--6.7%
             Federal National Mortgage Assoc.,
  $17,100    Zero Coupon, 8/07/01                 $
12,849,111
   50,000    Zero Coupon, 7/24/06
26,258,000
             Financing Corp.,
    5,000    Zero Coupon, 3/07/04
3,137,250
             Israel AID,
   46,100    Zero Coupon, 2/15/09
20,173,360
   25,584    Zero Coupon, 8/15/09
10,775,981
   37,600    Zero Coupon, 5/15/15
10,261,040
   37,600    Zero Coupon, 5/15/16
9,546,640
                                                  ----------
----
             Total U.S. Government Agency -
                Stripped Securities
                (cost $88,067,064)
93,001,382
------------------------------------------------------------
Collateralized Mortgage Obligations--2.2%
             Asset Securitization Corp.,
   20,000    Series 96-MD6 Class A-1B,
                6.88%, 11/13/26
19,893,750
             Resolution Trust Corp.,
    5,363    7.75%, 9/25/29
5,292,788
             Structured Asset Securities Corp.,
    5,000    Series 95-C1 Class C,
                7.375%, 9/25/24
5,025,781
                                                  ----------
----
             Total Collateralized Mortgage
                Obligations
                (cost $29,960,953)
30,212,319
------------------------------------------------------------
Supranational Bond--0.8%
             International Bank For
                Reconstruction
                & Development,
   10,000    8.625%, 10/15/16
                (cost $12,400,900)
11,528,400
Asset Backed Securities--0.3%
             Chemical Master Credit Card Trust
                I,
     $500    Series 95-3 Class A,
                6.23%, 4/15/05                    $
490,465
             Circuit City Credit Card Master
                Trust,
      500    Series 94-2 Class A,
                8.00%, 11/15/03
516,660
             Discover Card Master Trust 1,
      500    Series 94-1 Class A,
                6.70%, 2/16/00
502,030
             NationsBank Credit Card Master
                Trust,
      500    Series 95-1 Class A,
                6.45%, 4/15/03
499,685
             Prime Credit Card Master Trust,
      600    Series 95-1 Class A,
                6.75%, 11/15/05
598,308
             Sears Credit Account Master Trust,
      600    Series 96-3 Class A,
                7.00%, 7/15/08
608,808
             Standard Credit Card Master Trust
                I,
      500    Series 94-4 Class A,
                8.25%, 11/07/03
530,625
      500    Series 95-1 Class A,
                8.25%, 1/07/07
538,125
                                                  ----------
----
             Total Asset Backed Securities
                (cost $4,357,407)
4,284,706
------------------------------------------------------------
Adjustable Rate Mortgage Pass-Throughs--0.2%
             Ryland Mortgage Securities Corp.,
    3,610    Mortgage Participation Securities,
                Series 1993-3 Class A-3,
                7.402%, 9/25/24
                (cost $3,681,930)
3,639,078
    --------------------------------------------------------
----
             Total long-term investments
                (cost $1,360,428,976)
1,367,994,953
                                                  ----------
----

------------------------------------------------------------
-------------------
See Notes to Financial Statements.     4



PRUDENTIAL GOVERNMENT INCOME FUND, INC.
Portfolio of Investments as of February 28, 1997
------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
SHORT-TERM INVESTMENT--2.1%
------------------------------------------------------------
Repurchase Agreement--2.1%
  $28,987    Joint Repurchase Agreement
                Account,
                5.369%, 3/03/97
                (cost $28,987,000)                $
28,987,000
------------------------------------------------------------
Total Investments--99.9%
             (cost $1,389,415,976; Note 4)
1,396,981,953
             Other assets in excess of
                liabilities--0.1%
1,305,257
                                                  ----------
----
             Net Assets--100%
$1,398,287,210
                                                  ----------
----
                                                  ----------
----

---------------
AID--Agency for International Development
Pound Mortgage dollar roll, see Note 1.
D Partial principal amount pledged as collateral for
mortgage dollar roll.
DDPortion of securities on loan, see Note 4.
------------------------------------------------------------
-------------------
See Notes to Financial Statements.     5

Statement of Assets and Liabilities      PRUDENTIAL
GOVERNMENT INCOME FUND, INC.
------------------------------------------------------------
--------------------

Assets
February 28, 1997
Investments, at value (cost
$1,389,415,976).............................................
 .................       $ 1,396,981,953
Cash........................................................
 .............................................
133,199
Receivable for investments
sold........................................................
 ..................            40,078,272
Collateral for securities loaned, at
value.......................................................
 ........            32,668,125
Interest
receivable..................................................
 ....................................            13,561,950
Receivable for Fund shares
sold........................................................
 ..................             1,059,547
Deferred expenses and other
assets......................................................
 .................                34,005

-----------------
   Total
assets......................................................
 ....................................         1,484,517,051

-----------------
Liabilities
Payable for investments
purchased...................................................
 .....................            39,791,648
Payable upon return of securities
loaned......................................................
 ...........            32,668,125
Payable for dollar
roll........................................................
 ..........................             5,752,500
Payable for Fund shares
reacquired..................................................
 .....................             3,811,981
Accrued expenses and other
liabilities.................................................
 ..................             2,391,661
Dividends
payable.....................................................
 ...................................               871,091
Management fee
payable.....................................................
 ..............................               543,778
Distribution fee
payable.....................................................
 ............................               399,057

-----------------
   Total
liabilities.................................................
 ....................................            86,229,841

-----------------
Net
Assets......................................................
 .........................................       $
1,398,287,210

-----------------

-----------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 .........................       $     1,595,030
   Paid-in capital in excess of
par.........................................................
 .............         1,529,161,531

-----------------

1,530,756,561
   Accumulated net realized losses on
investments.................................................
 .......          (140,035,328)
   Net unrealized appreciation on
investments.................................................
 ...........             7,565,977

-----------------
Net assets at February 28,
1997........................................................
 ..................       $ 1,398,287,210

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($860,318,879 / 98,158,439 shares of common stock
issued and outstanding)..........................
$8.76
   Maximum sales charge (4.0% of offering
price)......................................................
 ...                   .37

-----------------
   Maximum offering price to
public......................................................
 ................                 $9.13

-----------------

-----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($461,988,063 / 52,668,167 shares of common stock
issued and outstanding)..........................
$8.77

-----------------

-----------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($2,569,498 / 292,931 shares of common stock issued
and outstanding)...............................
$8.77

-----------------

-----------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($73,410,770 / 8,383,465 shares of common stock issued
and outstanding)............................
$8.76

-----------------

-----------------

------------------------------------------------------------
-------------------
See Notes to Financial Statements.     6

PRUDENTIAL GOVERNMENT INCOME FUND, INC.
Statement of Operations
------------------------------------------------------------
------------------------------------------------------------

                                                 Year Ended
Net Investment Income                         February 28,
1997
Income
  Interest.................................     $
112,935,435
  Income from securities loaned-net........
50,521
                                              --------------
---

112,985,956
                                              --------------
---
Expenses
  Management fee...........................
7,351,081
  Distribution fee--Class A................
1,327,293
  Distribution fee--Class B................
4,486,320
  Distribution fee--Class C................
18,299
  Transfer agent's fees and expenses.......
2,150,000
  Reports to shareholders..................
735,000
  Custodian's fees and expenses............
510,000
  Registration fees........................
140,000
  Audit fee and expenses...................
70,000
  Directors' fees..........................
48,000
  Legal fees and expenses..................
40,000
  Insurance expense........................
38,000
  Miscellaneous............................
6,444
                                              --------------
---
     Total expenses........................
16,920,437
                                              --------------
---
Net investment income......................
96,065,519
                                              --------------
---
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss):
  Investment transactions..................
(19,648,213)
  Financial futures contracts..............
251,988
  Written options transactions.............
(792,969)
                                              --------------
---

(20,189,194)
Net change in unrealized
  appreciation on investments..............
(26,314,444)
                                              --------------
---
Net loss on investments....................
(46,503,638)
                                              --------------
---
Net Increase in Net Assets
Resulting from Operations..................     $
49,561,881
                                              --------------
---
                                              --------------
---

PRUDENTIAL GOVERNMENT INCOME FUND, INC.
Statement of Changes in Net Assets
------------------------------------------------------------
------------------------------------------------------------

Increase (Decrease)                   Year Ended February
28/29
in Net Assets                         1997
1996
Operations
  Net investment income........  $    96,065,519     $
99,348,829
  Net realized gain (loss) on
     investment transactions...      (20,189,194)
53,485,429
  Net change in unrealized
     appreciation on
     investments...............      (26,314,444)
34,676,738
                                 ---------------    --------
---------
  Net increase in net assets
     resulting from
     operations................       49,561,881
187,510,996
                                 ---------------    --------
---------
Dividends to shareholders from
  net investment income (Note
  1)
     Class A...................      (60,005,745)
(60,495,599)
     Class B...................      (33,204,797)
(38,807,245)
     Class C...................         (151,010)
(45,985)
     Class Z...................       (2,703,967)
--
                                 ---------------    --------
---------
                                     (96,065,519)
(99,348,829)
                                 ---------------    --------
---------
Fund share transactions (net of
  share conversions) (Note 5)
  Net proceeds from shares
     subscribed................      326,332,216
226,050,700
  Net asset value of shares
     issued to shareholders in
     reinvestment of
     dividends.................       57,955,409
57,501,726
  Cost of shares reacquired....     (528,279,294)
(360,013,003)
                                 ---------------    --------
---------
  Decrease in net assets from
     Fund share transactions...     (143,991,669)
(76,460,577)
                                 ---------------    --------
---------
Total increase (decrease)......     (190,495,307)
11,701,590
Net Assets
Beginning of year..............    1,588,782,517
1,577,080,927
                                 ---------------    --------
---------
End of year....................  $ 1,398,287,210     $
1,588,782,517
                                 ---------------    --------
---------
                                 ---------------    --------
---------

------------------------------------------------------------
-------------------
See Notes to Financial Statements.     7

Notes to Financial Statements            PRUDENTIAL
GOVERNMENT INCOME FUND, INC.
------------------------------------------------------------
--------------------
Prudential Government Income Fund, (the 'Fund') is
registered under the
Investment Company Act of 1940 as a diversified, open-end
management investment
company. Investment operations commenced on April 22, 1985.
The Fund's
investment objective is to seek a high current return. The
Fund will seek to
achieve this objective by investing primarily in U.S.
Government and agency
securities and writing and purchasing put and call options
and realizing net
gains from closing purchase and sale transactions.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund in the preparation of its financial statements. Security Valuation: The Fund values portfolio securities on the basis of current market quotations provided by dealers or by a pricing
service approved by the
Board of Directors, which uses information such as
quotations from dealers,
market transactions in comparable securities, various
relationships between
securities and calculations on yield to maturity in
determining values. Options
and financial futures contracts listed on exchanges are
valued at their closing
price on the applicable exchange. When market quotations are not readily
available, a security is valued at fair value as determined
in good faith by or
under the direction of the Board of Directors.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost.
In connection with repurchase agreement transactions, the
Fund's custodian, or
designated subcustodians as the case may be under triparty
repurchase
agreements, takes possession of the underlying collateral
securities, the value
of which exceeds the principal amount of the repurchase
transaction, including
accrued interest. To the extent that any repurchase
transaction exceeds one
business day, the value of the collateral is marked-to-
market on a daily basis
to ensure the adequacy of the collateral. If the seller
defaults and the value
of the collateral declines or if bankruptcy proceedings are
commenced with
respect to the seller of the security, realization of the
collateral by the Fund
may be delayed or limited.
Options: The Fund may either purchase or write options in
order to hedge against
adverse market movements or fluctuations in value caused by
changes in
prevailing interest rates with respect to securities which
the Fund currently
owns or intends to purchase. The Fund's principal reason for writing options is
to realize, through receipt of premiums, a greater current
return than would be
realized on the underlying security alone. When the Fund
purchases an option, it
pays a premium and an amount equal to that premium is
recorded as an investment.
When the Fund writes an option, it receives a premium and an amount equal to
that premium is recorded as a liability. The investment or
liability is adjusted
daily to reflect the current market value of the option. If
an option expires
unexercised, the Fund realizes a gain or loss to the extent
of the premium
received or paid. If an option is exercised, the premium
received or paid is an
adjustment to the proceeds from the sale or the cost of the
purchase in
determining whether the Fund has realized a gain or loss.
The difference between
the premium and the amount received or paid on effecting a
closing purchase or
sale transaction is also treated as a realized gain or loss.
Gain or loss on
purchased options is included in net realized gain (loss) on investment
transactions. Gain or loss on written options is presented
separately as net
realized gain (loss) on written option transactions.
The Fund, as a writer of an option, may have no control over whether the
underlying securities may be sold (called) or purchased
(put). As a result, the
Fund bears the market risk of an unfavorable change in the
price of the security
underlying the written option. The Fund, as purchaser of an
option, bears the
risk of the potential inability of the counterparties to
meet the terms of their
contracts.
Dollar Rolls: The Fund enters into mortgage dollar rolls in
which the Fund sells
mortgage securities for delivery in the current month,
realizing a gain or loss
and simultaneously contracts to repurchase somewhat similar
(same type, coupon
and maturity) securities on a specified future date. During
the roll period, the
Fund forgoes principal and interest paid on the securities.
The Fund is
compensated by the interest earned on the cash proceeds of
the initial sale and
by the lower repurchase price at the future date. The
difference between the
sales proceeds and the lower repurchase price is recorded as interest income.
The Fund maintains a segregated account, the dollar value of which is at least
equal to its obligations, in respect of dollar rolls. Securities Lending: The Fund may lend its U.S. Government securities to broker-dealers or government securities dealers. The loans
are secured by
collateral at least equal at all times to the market value
of the securities
loaned. The Fund may bear the risk of delay in recovery of,
or even loss of
rights in, the securities loaned should the borrower of the
securities fail
financially. The Fund receives compensation for lending its
securities in the
form of fees or it retains a portion of interest on the
investment of any cash
received as collateral. The Fund also continues to receive
interest on the
securities loaned and any gain or loss in the market price
of the
------------------------------------------------------------
--------------------
                                       8

Notes to Financial Statements            PRUDENTIAL
GOVERNMENT INCOME FUND, INC.
------------------------------------------------------------
--------------------
securities loaned that may occur during the term of the loan will be for the
account of the Fund.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains or losses on
sales of securities are
calculated on the identified cost basis. Interest income is
recorded on the
accrual basis. Net investment income (other than
distribution fees) and
unrealized and realized gains or losses are allocated daily
to each class of
shares based upon the relative proportion of net assets of
each class at the
beginning of the day. Expenses are recorded on the accrual
basis which may
require the use of certain estimates by management. Dividends and Distributions: The Fund declares daily and pays monthly dividends from net investment income. The Fund will distribute at
least annually any net
capital gains in excess of loss carryforwards, if any.
Dividends and
distributions are recorded on the ex-dividend date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Federal Income Taxes: It is the Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to
regulated investment
companies and to distribute all of its taxable net income to its shareholders.
Therefore, no federal income tax provision is required.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual
Fund Management, LLC
('PMF'). Pursuant to this agreement, PMF has responsibility
for all investment
advisory services and supervises the subadviser's
performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation ('PIC'); PIC furnishes investment advisory
services in connection
with the management of the Fund. PMF pays for the cost of
the subadviser's
services, the compensation of officers of the Fund,
occupancy and certain
clerical and bookkeeping costs of the Fund. The Fund bears
all other costs and
expenses.
The management fee paid PMF is computed daily and payable
monthly, at an annual
rate of .50 of 1% of the Fund's average daily net assets up
to $3 billion and
 .35 of 1% of the average daily net assets of the Fund in
excess of $3 billion.
The Fund has a distribution agreement with Prudential
Securities Incorporated
('PSI'), which acts as the distributor of the Class A, Class
B, Class C and
Class Z shares of the Fund. The Fund compensates PSI for
distributing and
servicing the Fund's Class A, Class B and Class C shares,
pursuant to plans of
distribution (the 'Class A, B and C Plans'), regardless of
expenses actually
incurred by them. The distribution fees for Class A, B and C shares are accrued
daily and payable monthly. No distribution or service fees
are paid to PSI as
distributor of the Class Z shares of the Fund.
Pursuant to the Class A Plan, the Fund compensates PSI for
its
distribution-related expenses with respect to Class A
shares, at an annual rate
of up to .30 of 1% of the average daily net assets of the
Class A shares. Such
expenses under the Class A Plan were .15 of 1% of the
average daily net assets
of the Class A shares for the period ended February 28,
1997.
Pursuant to the Class B Plan, the Fund compensates PSI for
its
distribution-related expenses with respect to Class B shares at an annual rate
of up to 1% of the average daily net assets up to $3
billion, .80 of 1% of the
next $1 billion of such net assets and .50 of 1% over $4
billion of the average
daily net assets of the Class B shares. Such expenses under
the Class B Plan
were charged at an effective rate of .825 of 1% of the
average daily net assets
of Class B shares.
Pursuant to the Class C Plan, the Fund compensates PSI for
its
distribution-related expenses with respect to Class C shares at an annual rate
of up to .825 of 1% of the average daily net assets up to $3 billion, .80 of 1%
of the next $1 billion of such net assets and .50 of 1% over
$4 billion of the
average daily net assets of the Class C shares. Such
expenses under Class C Plan
were charged at an effective rate of .75 of 1% of average
daily net assets.
PSI advised the Fund that it received approximately $186,000 in front-end sales
charges resulting from sales of Class A shares during the
year ended February
28, 1997. From these fees, PMFD paid such sales charges to
dealers which in turn
paid commissions to salespersons.
PSI has advised the Fund that for the year ended February
28, 1997 it received
approximately $1,203,000 in contingent deferred sales
charges imposed upon
redemptions by certain Class B and Class C shareholders. PSI, PMF and PIC are indirect, wholly-owned subsidiaries of The Prudential
Insurance Company of America.
The Fund, along with other affiliated registered investment
companies (the
'Funds'), entered into a credit agreement (the 'Agreement')
on December 31, 1996
with an unaffiliated lender. The maximum commitment under
the Agreement is
$200,000,000. The Agreement expires on December 30, 1997.
Interest on any such
borrowings outstanding will be
------------------------------------------------------------
-------------------
                                       9

Notes to Financial Statements            PRUDENTIAL
GOVERNMENT INCOME FUND, INC.
------------------------------------------------------------
--------------------
at market rates. The purpose of the Agreement is to serve as an alternative
source of funding for capital share redemptions. The Fund
has not borrowed any
amounts pursuant to the Agreement as of February 28, 1997.
The Funds pay a
commitment fee at an annual rate of .055 of 1% on the unused portion of the
credit facility. The commitment fee is accrued and paid
quarterly on a pro-rata
basis by the Funds.
------------------------------------------------------------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly-owned subsidiary of PMF,
serves as the Fund's transfer agent. During the year ended
February 28, 1997,
the Fund incurred fees of approximately $1,880,000 for the
services of PMFS. As
of February 28, 1997, approximately $156,000 of such fees
were due to PMFS.
Transfer agent fees and expenses in the Statement of
Operations also include
certain out of pocket expenses paid to non-affiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the year ended February 28, 1997, were $1,586,292,136 and $1,721,532,166, respectively.
The federal income tax cost basis of the Fund's investments at February 28, 1997 was $1,390,001,050 and, accordingly, net unrealized appreciation for federal income tax purposes was $6,980,903 (gross unrealized appreciation-$23,069,733;
gross unrealized depreciation-$16,088,830).
The Fund had a capital loss carryforward as of February 28, 1997 of approximately $143,520,000 of which $12,390,000 expires in 1998, $41,964,000 expires in 1999, $1,736,000 expires in 2001, $2,920,000
expires in 2002,
$66,560,000 expires in 2003 and $17,950,000 expires in 2005.
Accordingly, no
capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts. During the fiscal year ended
February 28, 1997, approximately $8,302,000 of the capital loss carryforward expired unused.
Transactions in written options during the year ended February 28, 1997 were as follows:

                                       Number of
Premiums
                                       Contracts
Received
                                       ---------    --------
--
Options written......................     1,500
$1,554,688
Options terminated in closing
  purchase transactions..............    (1,250)
(949,219)
Options expired......................      (250)
(605,469)
                                       ---------    --------
--
Options outstanding at February 28,
  1997...............................         0
0
                                       ---------    --------
--
                                       ---------    --------
--

The average balance of dollar rolls outstanding during the
year ended February
28, 1997 was approximately $2,625,000. This amount of dollar rolls outstanding
at February 28, 1997 was $5,752,500, which was .4% of total
assets.
As of February 28, 1997, the Fund had securities on loan
with an aggregate
market value of $31,531,236. As of this date, the collateral held for securities
on loan was comprised of U.S. government securities with an
aggregate market
value of $32,668,125.
------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment
companies, transfers
uninvested cash balances into a single joint account, the
daily aggregate
balance of which is invested in one or more repurchase
agreements collateralized
by U.S. Treasury or federal agency obligations. As of
February 28, 1997, the
Fund had a 2.63% undivided interest in the repurchase
agreements in the joint
account. This undivided interest represented $28,987,000 in
principal amount. As
of such date, the repurchase agreements in the joint account and the value of
the collateral therefore were as follows:
Bear, Stearns & Co., 5.37%, in the principal amount of
$330,000,000, repurchase
price $330,147,812, due 3/3/97. The value of the collateral
including accrued
interest was $336,993,809.
CS First Boston Corp., 5.39%, in the principal amount of
$125,000,000,
repurchase price $125,056,146, due 3/3/97. The value of the
collateral including
accrued interest was $128,134,804.
Dean Witter, Reynolds, Inc., 5.35%, in the principal amount
of $25,000,000,
repurchase price $25,011,145, due 3/3/97. The value of the
collateral including
accrued interest was $25,500,582.
J.P. Morgan Securities, Inc., 5.37% in the principal amount
of $330,000,000,
repurchase price $330,147,812, due 3/3/97. The value of the
collateral including
accrued interest was $336,600,627.
SBC Warburg, 5.30%, in the principal amount of $113,616,000, repurchase price
$113,666,180, due 3/3/97. The value of the collateral
including accrued interest
was $115,893,997.
UBS Securities, 5.38%, in the principal amount of
$180,000,000, repurchase price
$180,080,700, due 3/3/97. The value of the collateral
including accrued interest
was $183,601,157.
------------------------------------------------------------
-------------------
                                       10

Notes to Financial Statements            PRUDENTIAL
GOVERNMENT INCOME FUND, INC.
------------------------------------------------------------
--------------------
Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.0%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Effective March 4, 1996 the Fund commenced offering Class Z shares.
Class Z shares are not subject to any sales charge and are offered exclusively for sale to a limited group of investors.
There are 2 billion shares of common stock, $.01 par value per share, divided into four classes, designated Class A, B, C and Class Z common stock, each of which consists of 500,000,000 authorized shares. Transactions in shares of common stock were as follows:

Class A                                Shares         Amount
-----------------------------------  -----------   ---------
----
Year ended February 28, 1997:
Shares sold........................   23,880,421   $
211,010,343
Shares issued in reinvestment of
  dividends........................    3,985,757
35,069,511
Shares reacquired..................  (41,836,738)
(368,907,729)
                                     -----------   ---------
----
Net decrease in shares outstanding
  before conversion................  (13,970,560)
(122,827,875)
Shares issued upon conversion from
  Class B..........................    9,099,955
79,924,887
Shares reacquired upon conversion
  into Class Z.....................   (1,559,278)
(14,231,482)
                                     -----------   ---------
----
Net decrease in shares
  outstanding......................   (6,429,883)  $
(57,134,470)
                                     -----------   ---------
----
                                     -----------   ---------
----
Year ended February 29, 1996:
Shares sold........................   11,604,764   $
103,313,788
Shares issued in reinvestment of
  dividends........................    3,905,262
35,174,408
Shares reacquired..................  (23,885,431)
(215,512,733)
                                     -----------   ---------
----
Net decrease in shares
  outstanding before conversion....   (8,375,405)
(77,024,537)
Shares issued upon conversion from
  Class B..........................   11,556,901
103,626,580
                                     -----------   ---------
----
Net increase in shares
  outstanding......................    3,181,496   $
26,602,043
                                     -----------   ---------
----
                                     -----------   ---------
----
Class B                                Shares         Amount
-----------------------------------  -----------   ---------
----
Year ended February 28, 1997:
Shares sold........................    4,648,727   $
40,926,466
Shares issued in reinvestment of
  dividends........................    2,285,644
20,127,506
Shares reacquired..................  (16,152,439)
(142,246,190)
                                     -----------   ---------
----
Net decrease in shares outstanding
  before conversion................   (9,218,068)
(81,192,218)
Shares reacquired upon conversion
  into Class A.....................   (9,099,955)
(79,924,887)
                                     -----------   ---------
----
Net decrease in shares
  outstanding......................  (18,318,023)
$(161,117,105)
                                     -----------   ---------
----
                                     -----------   ---------
----
Year ended February 29, 1996:
Shares sold........................   14,021,663   $
120,993,355
Shares issued in reinvestment of
  dividends........................    2,476,368
22,291,045
Shares reacquired..................  (16,054,530)
(144,301,708)
                                     -----------   ---------
----
Net increase in shares
  outstanding before conversion....      443,501
(1,017,308)
Shares reacquired upon conversion
  into Class A.....................  (11,547,682)
(103,626,580)
                                     -----------   ---------
----
Net decrease in shares
  outstanding......................  (11,104,181)
$(104,643,888)
                                     -----------   ---------
----
                                     -----------   ---------
----
Class C
-----------------------------------
Year ended February 28, 1997:
Shares sold........................      165,423   $
1,461,600
Shares issued in reinvestment of
  dividends........................       13,603
119,788
Shares reacquired..................      (85,011)
(747,770)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................       94,015   $
833,618
                                     -----------   ---------
----
                                     -----------   ---------
----
Year ended February 29, 1996:
Shares sold........................      192,911   $
1,743,557
Shares issued in reinvestment of
  dividends........................        3,991
36,273
Shares reacquired..................      (21,707)
(198,562)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................      175,195   $
1,581,268
                                     -----------   ---------
----
                                     -----------   ---------
----

------------------------------------------------------------
-------------------
                                       11

Notes to Financial Statements            PRUDENTIAL
GOVERNMENT INCOME FUND, INC.
------------------------------------------------------------
--------------------

Class Z                                Shares         Amount
-----------------------------------  -----------   ---------
----
March 4, 1996* through
  February 28, 1997:
Shares sold**......................    8,380,612   $
72,933,807
Shares issued in reinvestment of
  dividends........................      299,172
2,638,604
Shares reacquired..................   (1,855,597)
(16,377,605)
                                     -----------   ---------
----
Net increase in shares outstanding
  before conversion from Class A...    6,824,187
59,194,806
Shares issued upon conversion from
  Class A..........................    1,559,278
14,231,482
                                     -----------   ---------
----
Net increase in shares
  outstanding......................    8,383,465   $
73,426,288
                                     -----------   ---------
----
                                     -----------   ---------
----

---------------
 * Commencement of offering of Class Z shares.
** Includes 6,698,193 shares issued for the acquisition of
The Prudential
   Institutional Fund, Income Fund.
------------------------------------------------------------
Note 7. Acquisition of The Prudential Institutional Fund,
Income Fund
On September 20, 1996, the Fund acquired all the net assets
of The Prudential
Institutional Fund, Income Fund ('Income Fund') pursuant to
a plan of
reorganization approved by Income Fund shareholders on
September 6, 1996. The
acquisition was accomplished by a tax-free exchange of
6,698,193 Class Z shares
of the Fund for 5,948,930 shares of Income Fund valued at
$58,006,352 in the
aggregate on September 20, 1996. The aggregate net assets of the Fund and Income
Fund immediately before the acquisition were $1,410,024,195
and $58,006,352
(including $172,817 of net unrealized depreciation),
respectively.
------------------------------------------------------------
-------------------
                                       12

Financial Highlights                     PRUDENTIAL
GOVERNMENT INCOME FUND, INC.
------------------------------------------------------------
--------------------

Class A
                                                  ----------
------------------------------------------------

Year Ended February 29/28,
                                                  ----------
------------------------------------------------
                                                    1997
1996         1995        1994        1993
                                                  --------
--------     --------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year............    $   9.04
$   8.59     $   9.13     $  9.40     $  9.17
                                                  --------
--------     --------     -------     -------
Income from investment operations
Net investment income.........................        0.60
0.60         0.59        0.61        0.66
Net realized and unrealized gain (loss) on
   investment transactions....................       (0.28)
0.45        (0.54)      (0.25)       0.35
                                                  --------
--------     --------     -------     -------
   Total from investment operations...........        0.32
1.05         0.05        0.36        1.01
                                                  --------
--------     --------     -------     -------
Less distributions
Dividends from net investment income..........       (0.60)
(0.60)       (0.59)      (0.61)      (0.66)
Distributions in excess of accumulated
   gains......................................          --
--           --       (0.02)         --
Distributions from paid-in capital in excess
   of par.....................................          --
--           --          --       (0.12)
                                                  --------
--------     --------     -------     -------
   Total distributions........................       (0.60)
(0.60)       (0.59)      (0.63)      (0.78)
                                                  --------
--------     --------     -------     -------
Net asset value, end of year..................    $   8.76
$   9.04     $   8.59     $  9.13     $  9.40
                                                  --------
--------     --------     -------     -------
                                                  --------
--------     --------     -------     -------
TOTAL RETURN(a):..............................        3.70%
12.41%         .83%       3.90%      11.55%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000).................    $860,319
$945,038     $871,145     $51,673     $61,297
Average net assets (000)......................    $884,862
$909,169     $ 95,560     $55,921     $46,812
Ratios to average net assets:
   Expenses, including distribution fees......        0.90%
0.91%        0.98%       0.84%       0.84%
   Expenses, excluding distribution fees......        0.75%
0.76%        0.83%       0.69%       0.69%
   Net investment income......................        6.78%
6.65%        7.45%       6.48%       7.17%
For Class A, B, C and Z shares:
   Portfolio turnover rate....................         107%
123%         206%         80%         36%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each year reported and includes reinvestment
of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
------------------------------------------------------------
-------------------
See Notes to Financial Statements.     13

Financial Highlights                     PRUDENTIAL
GOVERNMENT INCOME FUND, INC.
------------------------------------------------------------
--------------------

Class B
                                                  ----------
--------------------------------------------------------

Year Ended February 29/28,
                                                  ----------
--------------------------------------------------------
                                                    1997
1996          1995           1994           1993
                                                  --------
--------     ----------     ----------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year............    $   9.04
$   8.60     $     9.13     $     9.40     $     9.17
                                                  --------
--------     ----------     ----------     ----------
Income from investment operations
Net investment income.........................        0.54
0.54           0.53           0.53           0.58
Net realized and unrealized gain (loss) on
   investment transactions....................       (0.27)
0.44          (0.53)         (0.25)          0.35
                                                  --------
--------     ----------     ----------     ----------
   Total from investment operations...........        0.27
0.98             --           0.28           0.93
                                                  --------
--------     ----------     ----------     ----------
Less distributions
Dividends from net investment income..........       (0.54)
(0.54)         (0.53)         (0.53)         (0.58)
Distributions in excess of accumulated
   gains......................................          --
--             --          (0.02)            --
Distributions from paid-in capital in excess
   of par.....................................          --
--             --             --          (0.12)
                                                  --------
--------     ----------     ----------     ----------
   Total distributions........................       (0.54)
(0.54)         (0.53)         (0.55)         (0.70)
                                                  --------
--------     ----------     ----------     ----------
Net asset value, end of year..................    $   8.77
$   9.04     $     8.60     $     9.13     $     9.40
                                                  --------
--------     ----------     ----------     ----------
                                                  --------
--------     ----------     ----------     ----------
TOTAL RETURN(a):..............................        3.12%
11.54%           .24%          3.03%         10.61%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000).................    $461,988
$641,946     $  705,732     $2,202,555     $2,680,259
Average net assets (000)......................    $543,796
$647,515     $1,735,413     $2,487,990     $2,670,924
Ratios to average net assets:
   Expenses, including distribution fees......        1.57%
1.58%          1.66%          1.68%          1.69%
   Expenses, excluding distribution fees......        0.75%
0.76%          0.80%          0.69%          0.69%
   Net investment income......................        6.11%
5.99%          6.17%          5.64%          6.32%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each year reported and includes reinvestment
of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
------------------------------------------------------------
-------------------
See Notes to Financial Statements.     14

Financial Highlights                     PRUDENTIAL
GOVERNMENT INCOME FUND, INC.
------------------------------------------------------------
--------------------

Class C                     Class Z
                                                  ----------
------------------------     ------------

August 1,         March 4,
                                                     Year
Ended           1994(c)          1996(d)
                                                   February
29/28,        Through          Through
                                                  ----------
-------     February 28,     February 28,
                                                   1997
1996          1995             1997
                                                  ------
------     ------------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year............    $ 9.04
$ 8.60        $ 8.69          $   9.13
                                                  ------
------         -----            ------
Income from investment operations
Net investment income.........................      0.54
0.54          0.31              0.61
Net realized and unrealized gain (loss) on
   investment transactions....................     (0.27)
0.44         (0.09)            (0.37)
                                                  ------
------         -----            ------
   Total from investment operations...........      0.27
0.98          0.22              0.24
                                                  ------
------         -----            ------
Less distributions
Dividends from net investment income..........     (0.54)
(0.54)        (0.31)            (0.61)
                                                  ------
------         -----            ------
Net asset value, end of period................    $ 8.77
$ 9.04        $ 8.60          $   8.76
                                                  ------
------         -----            ------
                                                  ------
------         -----            ------
TOTAL RETURN(a):..............................      3.20%
11.63%         2.75%             3.16%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............    $2,569
$1,799        $  204          $ 73,411
Average net assets (000)......................    $2,440
$  765        $  111          $ 39,551
Ratios to average net assets:
   Expenses, including distribution fees......      1.50%
1.51%         1.63%(b)          0.75%(b)
   Expenses, excluding distribution fees......      0.75%
0.76%         0.88%(b)          0.75%(b)
   Net investment income......................      6.19%
5.99%         6.69%(b)          6.76%(b)

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Annualized.
(c) Commencement of offering of Class C shares.
(d) Commencement of offering of Class Z shares.
------------------------------------------------------------
-------------------
See Notes to Financial Statements.     15

Independent Auditors' Report             PRUDENTIAL
GOVERNMENT INCOME FUND, INC.
------------------------------------------------------------
--------------------
The Shareholders and Board of Directors of
Prudential Government Income Fund, Inc.:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Prudential Government Income Fund, Inc. as of
February 28, 1997, the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of
February 28, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Prudential
Government Income Fund, Inc. as of February 28, 1997, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
New York, New York
April 11, 1997


Important Notice for Certain                PRUDENTIAL
GOVERNMENT INCOME
Shareholders                                FUND, INC.
------------------------------------------------------------
--------------------
We are required by Massachusetts, Missouri and Oregon to
inform you that
dividends which have been derived from interest on federal
obligations are not
taxable to shareholders providing the mutual fund meets
certain requirements
mandated by the respective state's taxing authorities. We
are pleased to report
that 41% of the dividends paid by Prudential Government
Income Fund qualify for
such deduction.
For more detailed information regarding your state and local taxes, you should
contact your tax adviser or the state/local taxing
authorities.
------------------------------------------------------------
-------------------
                                       16

Supplemental Proxy Information           PRUDENTIAL
GOVERNMENT INCOME FUND, INC.
------------------------------------------------------------
--------------------
   The Annual Meeting of Shareholders of Prudential
Government Income Fund was
held on October 30, 1996 at the offices of Prudential
Securities Incorporated,
One Seaport Plaza, New York, New York. The meeting was held for the following purposes:

(1)            To elect the following twelve Trustees:
               - Edward D. Beach
               - Eugene C. Dorsey
               - Delayne Dedrick Gold
               - Robert F. Gunia
               - Harry A. Jacobs, Jr.
               - Donald D. Lennox
               - Mendel A. Melzer
               - Thomas T. Mooney
               - Thomas H. O'Brien
               - Richard A. Redeker
               - Nancy H. Teeters
               - Louis A. Weil, III
(2a) Approval of amendment of the Fund's fundamental investment restrictions regarding investment in shares of other investment companies.
(2b) Approval of amendment of the Fund's fundamental investment restrictions regarding unseasoned issuers.
(3) To ratify the selection of Deloitte & Touche LLP as independent accountants for the fiscal year ending February 28, 1997.

   The results of the proxy solicitation on the above matters were as follows:

                     Trustee/Auditor                   Votes
for         Votes against         Votes withheld
Abstentions
           -----------------------------------        ------
-----        --------------        ---------------        --
----------
(1)        Edward D. Beach
80,214,985               --                 2,591,240
--
           Eugene C. Dorsey
80,277,849               --                 2,528,376
--
           Delayne Dedrick Gold
80,244,757               --                 2,561,468
--
           Robert F. Gunia
80,332,842               --                 2,473,383
--
           Harry A. Jacobs, Jr.
80,114,614               --                 2,691,611
--
           Donald D. Lennox
80,259,236               --                 2,546,989
--
           Mendel A. Melzer
80,316,041               --                 2,490,184
--
           Thomas T. Mooney
80,352,872               --                 2,453,353
--
           Thomas H. O'Brien
80,321,976               --                 2,484,249
--
           Richard A. Redeker
80,301,254               --                 2,504,971
--
           Nancy H. Teeters
80,243,796               --                 2,562,429
--
           Louis A. Weil, III
80,294,185               --                 2,512,040
--
(2a)       Amendment regarding investments in
           investment companies.
59,834,598           4,281,771                 --
4,049,876
(2b)       Amendment regarding unseasoned
           issuers.
57,458,300           6,230,643                 --
4,477,302
(3)        Deloitte & Touche LLP
78,558,520           1,127,936                 --
3,119,769

------------------------------------------------------------
-------------------
                                       17

Comparing A $10,000 Investment.
Prudential Government Income Fund, Inc. vs.
the Lehman Brothers Government Bond Index.

// Prudential Government Income Fund, Inc.
-- Lehman Bros. Gov't Bond Index

Best Year:   1995    19.8%
Worst Year:  1994    -4.1%
Class A                               Average Annual Total
                                        Returns - Class A
(CHART)
                                         With Sales Load
                                         7.1% Since
Inception
                                         5.5% for 5 Years
                                        -0.5% for 1 Year
                                         Without Sales Load
                                         7.7% Since
Inception
                                         6.4% for 5 Years
                                         3.7% for 1 Year

Best Year:   1995   19.0%
Worst Year:  1994   -4.7%

Class B                               Average Annual Total
                                        Returns - Class B
(CHART)
                                        With Sales Load
                                        7.7% Since Inception
                                        6.4% for 10 Years
                                        5.5% for 5 Years
                                       -1.9% for 1 Year
                                        Without Sales Load
                                        7.7% Since Inception
                                        6.4% for 10 Years
                                        5.6% for 5 Years
                                        3.1% for 1 Year

Class C                               Average Annual Total
                                        Returns - Class C
(CHART)
                                        With Sales Load
                                        6.8% Since Inception
                                        2.2% for 1 Year
                                        Without Sales Load
                                        6.8% Since Inception
                                        3.2% for 1 Year
Class Z
(CHART)

Past performance is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. The chart on top of the graphs is designed to give you an idea how much the Fund's returns can fluctuate from year to year by measuring the best and worst calendar years in total annual return since inception of each share class.

These graphs are furnished to you in accordance with SEC regulations. They compare a $10,000 investment in the Prudential Government Income Fund, Inc.
with a similar investment in the Lehman Brothers Government
Bond Index (the
"Index") by portraying the initial account values at the commencement of operations of Class A, Class C and Class Z shares and for 10 years for the
Class B shares, and subsequent account values at the end of this reporting period (February 28, 1997), as measured on a quarterly basis, beginning in
1987 for Class B shares, 1990 for Class A shares, 1994 for Class C shares and in 1996 for Class Z shares. For purposes of the graphs, and unless otherwise indicated, in the accompanying tables it has been assumed
(a) that the maximum
applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) the maximum applicable contingent eferred sales charge was deducted from the value of the investment in Class B and
Class C shares, assuming full redemption on February 28, 1997; all recurring fees (including management fees) were deducted; and (d) all dividends and distributions were reinvested. Class Z shares do not have a sales charge.
Class B shares will automatically convert to Class A shares, on a quarterly basis, beginning approximately seven years after purchase. This conversion is not reflected in the graphs. Since Class Z shares have been in existence less than one year, no average annual returns are presented.

The Index is a weighted index comprised of securities issued or backed by the
U.S. government, its agencies and instrumentalities with a remaining maturity of one to 30 years. The Index is unmanaged and includes the reinvestment of all dividends, but does not reflect the payment of transactions costs and advisory fees associated with an investment in the Fund.
The securities that
comprise the Index may differ substantially from the securities in the Fund's portfolio. The Index is not the only one that may be used to characterize performance of U.S. government bond funds and other indexes may portray different comparative performance.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com
(LOGO)

Directors
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Donald D. Lennox
Mendel A. Melzer
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Susan C. Cote, Vice President
Thomas Early, Vice President
Eugene S. Stark, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

744339102             MF128E
744339201             Cat. #642157Z
744339300
744339409